Taxation - Reconciliation of Difference Between the PRC Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
PRC Statutory tax rate	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries	(29.00%)	(21.00%)	(23.00%)
Permanent book - tax difference	(8.00%)	(2.00%)	(1.00%)
Additional deduction for research and development expenditures	1.00%	3.00%	1.00%
Changes in valuation allowance	13.00%	(6.00%)	(2.00%)
Effective tax rate	2.00%	(1.00%)	0.00%